Income tax - Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Current income tax (expense)/benefit	$ (3,250)	$ 1,887	$ (1,442)
Adjustments in respect of income tax of previous years	1,724	(120)	(141)
Total current tax	(1,526)	1,767	(1,583)
Deferred tax:
Relating to origination and reversal of temporary differences	6,353	888	(828)
Total deferred tax	6,353	888	(828)
Income tax benefit/(expense) reported in the consolidated statement of operations	$ 4,827	$ 2,655	$ (2,411)